SEGMENT AND GEOGRAPHIC AREA INFORMATION	6 Months Ended
Jun. 30, 2025
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 13 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major source of income was real estate agent commissions before December 31, 2022.

The Group’s major income source was the hotel and rental management business after December 31, 2022.

The following tables provide the Company’s revenue by segment and geographic information for the six months ended June 30, 2025 and 2024.

	2025		2024
Source of revenue	US$	%	US$	%
Hotel income	21,536	100%	9,952	100%
Total Revenue	21,536	100%	9,952	100%

Revenue by Geographic Region	US$	%	US$	%
UK	21,536	100%	9,952	100%
Total Revenue	21,536	100%	9,952	100%

The following table summarizes total assets by segment and geographic.

	June 30, 2025		December 31, 2024
Assets by Geographic Region	US$	%	US$	%
PRC and Others	1,037	0%	15,136	0%
UK	5,223,830	100%	5,192,865	100%
Total Assets	5,224,867	100%	5,208,001	100%